Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 42,900	$ 16,400	$ 800
Accounts receivable	(80,886)	83,460	32,760
Prepaid expenses and other	(49,556)	4,016	68,052
Accounts payable	6,291	(77,972)	(6,365)
Accrued liabilities and other	(3,441)	(44,525)	(203)
Receipts from direct financing and sales-type leases (1)	10,489	0	66,369
Asset retirement obligation expenditures	(775)	(1,419)	(17,458)
Expenditures for dry docking	(14,423)	(26,974)	(24,655)
Total	$ (132,301)	$ (63,414)	$ 118,500